Trade Payables and Accrued Liabilities	3 Months Ended
Mar. 31, 2019
Trade and other current payables [abstract]
Trade Payables and Accrued Liabilities
7.	TRADE PAYABLES AND ACCRUED LIABILITIES

	March 31, 2019	December 31, 2018
Trade payables	344	477
Amounts due to related parties (Note 9)	13	1
Accrued liabilities	27	78
	384	556